Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands			3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 27, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 27, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue			$ 76,923			$ 62,027	$ 235,908	$ 239,397	$ 315,362			$ 320,042
Costs and expenses
Cost of revenue			68,238			63,290	215,227	193,564	264,176			255,441
Selling, general and administrative			20,001			17,472	66,674	51,957	75,430			53,794
Depreciation and amortization			6,110			6,699	19,283	20,176	26,982			23,114
Total costs and expenses			97,829			77,891	306,081	253,262	366,588			332,349
Loss from operations			(20,906)			(15,864)	(70,173)	(13,865)	(51,226)			(12,307)
Other income (expense)
Interest income			979			796	3,419	2,989	4,629			782
Interest expense			(5,619)			(5,674)	(15,940)	(15,601)	(22,223)			(8,291)
Gain on forgiveness of CARES Act loan									339			0
Gain on sale of property and equipment									(13,905)			(15,333)
Gain on lease termination							163	38	29			143
Change in fair value of derivative liability		$ 14,589	0			(3,684)	0	(3,577)	(14,589)			470
Change in fair value of warrant liabilities			1,500			0	(2,179)	0	(334)			0
Gain on extinguishment of debt									14,843			0
Other income (expense)			(90)			(144)	(107)	(736)	(111)			(282)
Total other expense, net			(3,230)			(8,706)	(14,807)	(16,586)	(3,512)			8,155
Loss before income taxes			(24,136)			(24,570)	(84,980)	(30,451)	(54,738)			(4,152)
Income tax benefit			0			0	0	0	0			0
Net loss	$ 1,287		(24,136)			(24,570)	(84,980)	(30,451)	(54,738)		$ (56,025)	(4,152)
Less: Net loss attributable to redeemable noncontrolling interests	1,080		(18,515)			0	(60,715)	0	1,080		0	0
Less: Net loss attributable to noncontrolling interests			653			(2,503)	(6,997)	(6,762)	(8,983)			(10,200)
Net loss attributable to flyExclusive, Inc.	$ 299		(6,274)			(22,067)	(17,268)	(23,689)	(46,835)	[1]	$ (47,134)	6,048	[1]
Other comprehensive loss
Unrealized gains (losses) on available-for-sale debt securities			371	$ (24)	$ (169)	(352)	179	(335)	407			(476)
Comprehensive loss attributable to flyExclusive, Inc.			$ (5,903)			$ (22,419)	$ (17,089)	$ (24,024)	$ (46,428)			$ 5,572

[1]

*Basic and diluted earnings per share has not been presented for any period in the consolidated statements of operations and comprehensive income (loss). As a result of the Merger (as defined in Note 3, "Merger"), the Company's capital structure was significantly altered. The Company determined that presenting earnings per share for periods prior to the Merger and for the five-day period from the Closing Date to December 31, 2023 would not result in values meaningful to the users of the consolidated financial statements. See Earnings per Share in Note 2, "Summary of Significant Accounting Policies" for further discussion.